INVESTMENT AND ADVANCES IN JOINT VENTURE (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Investment And Advances In Joint Venture Details Abstract
Participating share	27.50%
Investments in joint venture, beginning	$ 0
Additions	526,720	$ 0	$ 0
Share of net income (loss)	(7,591)	0	$ 0
Investments in joint venture, ending	$ 534,311	$ 0